Short-term and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Short-term Debt

Short-term debt at March 31, 2011 and 2012 is as follows:

	Yen (millions)
	2011	2012
Short-term bank loans	¥268,600	¥282,238
Asset backed notes	35,908	49,636
Medium-term notes	184,437	141,033
Commercial paper	605,795	491,941

	¥1,094,740	¥964,848

Long-term Debt

Long-term debt at March 31, 2011 and 2012 is as follows:

	Yen (millions)
	2011	2012
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥240	¥198
0.76% Japanese yen unsecured bond due 2012	70,000	70,000

	70,240	70,198
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	19,827	14,746
Unsecured, principally from banks	804,396	897,769
Asset backed notes, maturing through 2015	453,802	511,384
1.30% Japanese yen unsecured bond due 2011	40,000	—
1.51% Japanese yen unsecured bond due 2011	30,000	—
1.48% Japanese yen unsecured bond due 2012	30,000	30,000
0.49% Japanese yen unsecured bond due 2012	20,000	20,000
1.31% Japanese yen unsecured bond due 2013	40,000	40,000
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	30,000	30,000
0.59% Japanese yen unsecured bond due 2015	30,000	30,000
0.47% Japanese yen unsecured bond due 2016	—	40,000
0.48% Japanese yen unsecured bond due 2017	—	40,000
4.72% Thai baht unsecured bond due 2011	3,575	—
Medium-term notes, maturing through 2023	1,408,960	1,397,532
Less unamortized discount, net	5,105	5,233

	2,935,455	3,076,198

Total long-term debt	3,005,695	3,146,396
Less current portion	962,455	911,395

Total long-term debt, excluding current portion	¥2,043,240	¥2,235,001

Pledged Assets

Pledged assets at March 31, 2011 and 2012 are as follows:

	Yen (millions)
	2011	2012
Trade accounts and notes receivable	¥13,808	¥10,119
Inventories	11,691	3,289
Other current assets	5,337	—
Property, plant and equipment	24,548	22,102
Finance subsidiaries-receivables	504,587	570,655

Maturities of Long-term Debt

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2012 and thereafter:

Years ending March 31	Yen (millions)
2013	¥911,395

2014	714,552
2015	572,069
2016	312,907
2017	479,594
After five years	155,879

2,235,001

Total	¥3,146,396